Investments and Advances to Equity Method Investments (Details) - Schedule of Share of Gain or (Loss) from Equity Method Investments - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Schedule of Gain or (Loss) from Equity Method Investments [Abstarct]
Gain or (loss) from equity method investments	$ 1,154		$ (1,279)		$ (52,452)		$ 1,513
FCG [Member]
Schedule of Gain or (Loss) from Equity Method Investments [Abstarct]
Gain or (loss) from equity method investments	533	[1]		[1]	(8,145)	[2]		[2]
PDP [Member]
Schedule of Gain or (Loss) from Equity Method Investments [Abstarct]
Gain or (loss) from equity method investments	534		91		(1,522)		3,229
Sierra Parima [Member]
Schedule of Gain or (Loss) from Equity Method Investments [Abstarct]
Gain or (loss) from equity method investments			(1,372)		(43,073)		(1,719)
Karnival [Member]
Schedule of Gain or (Loss) from Equity Method Investments [Abstarct]
Gain or (loss) from equity method investments	$ 87		$ 2		$ 288		$ 3

[1]	The share of loss from the Company’s equity method investment in FCG is subsequent to FCG’s deconsolidation on July 27, 2023. The Company recognized 100% of the income related to its equity method investment in FCG based on the terms of the LLCA, and will continue to recognize 100% of gains or (losses) until the split in equity accounts becomes 25% : 75%.
[2]	The share of loss from the Company’s equity method investment in FCG is subsequent to FCG’s deconsolidation on July 27, 2023. The Company recognized 100% of the losses related to its equity method investment in FCG based on the terms of the LLCA.